Property, Plant and Equipment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 211.3	$ 178.7	$ 166.8